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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  August 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer Small Cap Value Fund
              Schedule of Investments 8/31/04 (unaudited)
   Shares                                                                                  Value
              COMMON STOCKS - 92.1 %
              Energy - 6.9 %
              Oil & Gas Drilling - 1.9 %
      30,100  Atwood Oceanics, Inc. *                                            $              1,257,277
     554,600  Key Energy Services, Inc. *                                                       5,595,914
     175,800  Todco  *                                                                          2,712,594
                                                                                 $              9,565,785
              Oil & Gas Equipment And Services - 2.1 %
     272,700  Gulfmark Offshore, Inc. *                                          $              4,150,494
     212,500  Maverick Tube Corp. *                                                             6,294,250
                                                                                 $             10,444,744
              Oil & Gas Exploration & Production - 2.9 %
     122,300  Penn Virginia Corp.                                                $              4,214,458
     241,000  Swift Energy Co. *                                                                4,904,350
     161,300  Unit Corp. *                                                                      5,064,820
                                                                                 $             14,183,628
              Total Energy                                                       $             34,194,157
              Materials - 8.5 %
              Diversified Metals & Mining - 1.7 %
     304,200  Massey Energy Co.                                                  $              8,371,584
              Gold - 2.0 %
     246,300  Glamis Gold Ltd. * (b)                                             $              4,098,432
     749,700  IAMGOLD Corp. (b)                                                                 5,645,241
                                                                                 $              9,743,673
              Metal & Glass Containers - 0.6 %
     106,450  Jarden Corp. *                                                     $              3,224,371
              Paper Products - 1.9 %
     325,500  Domtar, Inc. (b)                                                   $              3,932,040
     203,217  Flowserve Corp. *                                                                 4,661,798
      92,300  Longview Fibre Co. *                                                              1,142,674
                                                                                 $              9,736,512
              Specialty Chemicals - 0.4 %
      78,100  Great Lakes Chemical Corp.                                         $              2,039,972
              Steel - 1.9 %
      72,200  Carpenter Technology                                               $              3,198,460
     583,800  Graftech International Ltd. *                                                     6,223,308
                                                                                 $              9,421,768
              Total Materials                                                    $             42,537,880
              Capital Goods - 7.4 %
              Aerospace & Defense - 0.2 %
      93,400  Intrado, Inc. *                                                    $                863,016
              Construction, Farm Machinery & Heavy Trucks - 1.5 %
     434,700  Wabtec Corp.                                                       $              7,437,717
              Construction & Engineering - 1.0 %
     101,600  Granite Construction Inc.                                          $              2,316,480
     156,100  Insituform Technologies, Inc. *                                                   2,777,019
                                                                                 $              5,093,499
              Electrical Component & Equipment - 0.7 %
     430,800  Power-One, Inc. *                                                  $              3,235,308
              Industrial Conglomerates - 1.3 %
     397,300  Cornell Companies, Inc. *                                          $              4,767,600
     161,900  NN, Inc.                                                                          1,631,952
                                                                                 $              6,399,552
              Industrial Machinery - 1.8 %
     142,100  Joy Global, Inc.                                                   $              4,307,051
      63,000  Kaydon Corp.                                                                      1,792,980
      37,900  Nacco Industries, Inc.                                                            3,003,954
                                                                                 $              9,103,985
              Trading Companies & Distributors - 0.9 %
     156,400  Applied Industrial Technologies, Inc.                              $              4,673,232
              Total Capital Goods                                                $             36,806,309
              Commercial Services & Supplies - 7.4 %
              Data Processing Services - 0.5 %
     207,900  Gartner Group, Inc. * (b)                                          $              2,484,405
              Commercial Printing - 0.7 %
      78,300  John H. Harland Co.                                                $              2,301,237
      43,100  Valassis Communications, Inc. *                                                   1,218,006
                                                                                 $              3,519,243
              Diversified Commercial Services - 5.2 %
      70,000  Arbitron, Inc. *                                                   $              2,713,200
     118,000  Chemed Corp.                                                                      6,453,420
     368,600  Central Parking Corp.                                                             5,989,750
      57,104  FTI Consulting, Inc. *                                                            1,021,020
     288,000  Profit Recovery Group International *                                             1,632,960
     541,400  Rent-Way, Inc. * (b)                                                              3,952,220
     161,600  Watson Wyatt & Co. Holdings                                                       4,072,320
                                                                                 $             25,834,890
              Employment Services - 1.0 %
     470,800  On Assignment, Inc. *                                              $              2,184,512
     163,400  Korn/Ferry International *                                                        2,903,618
                                                                                 $              5,088,130
              Total Commercial Services & Supplies                               $             36,926,668
              Transportation - 3.7 %
              Marine - 0.9 %
     140,500  Stelmar Shipping Ltd.                                              $              4,467,900
              Railroads - 1.1 %
     247,900  Genesee & Wyoming, Inc. *                                          $              5,540,565
              Trucking - 1.7 %
     347,500  Central Freight Lines, Inc. *                                      $              2,321,300
      80,000  Dollar Thrifty Automotive Group *                                                 1,936,000
     117,945  Forward Air Corp. *                                                               4,284,942
                                                                                 $              8,542,242
              Total Transportation                                               $             18,550,707
              Automobiles & Components - 0.8 %
              Auto Parts & Equipment - 0.8 %
     215,100  Federal Signal Corp.                                               $              3,938,481
              Total Automobiles & Components                                     $              3,938,481
              Consumer Durables & Apparel - 1.1 %
              Apparel, Accessories & Luxury Goods - 1.1 %
     380,400  Charming Shoppes, Inc. *                                           $              2,609,544
      79,500  Kellwood Co.                                                                      2,901,750
                                                                                 $              5,511,294
              Total Consumer Durables & Apparel                                  $              5,511,294
              Hotels, Restaurants & Leisure - 0.6 %
              Restaurants - 0.6 %
     192,700  O'Charley's, Inc. *                                                $              3,129,448
              Total Hotels, Restaurants & Leisure                                $              3,129,448
              Media - 2.3 %
              Advertising - 1.9 %
     130,500  EMAK Worldwide, Inc. *                                             $              1,539,900
     170,200  R.H. Donnelley Corp. *                                                            7,905,790
                                                                                 $              9,445,690
              Publishing - 0.4 %
     147,000  Advanced Marketing Services, Inc.                                  $              1,827,210
              Total Media                                                        $             11,272,900
              Retailing - 6.2 %
              Apparel Retail - 0.6 %
      99,100  Stage Stores, Inc. *                                               $              3,165,254
              Catalog Retail - 1.7 %
     544,300  Insight Enterprises, Inc. *                                        $              8,708,800
              Specialty Stores - 3.9 %
     142,400  Claire's Stores, Inc.                                              $              3,466,016
     149,400  Guitar Center, Inc. *                                                             6,119,424
     467,000  Hancock Fabrics, Inc.                                                             5,188,370
     128,000  School Specialty, Inc. * (b)                                                      4,537,600
                                                                                 $             19,311,410
              Total Retailing                                                    $             31,185,464
              Food & Drug Retailing - 1.3 %
              Food Retail - 1.3 %
     166,400  Fresh Del Monte Produce, Inc. (b)                                  $              4,313,088
     241,400  Wild Oats Markets, Inc. *                                                         2,131,562
                                                                                 $              6,444,650
              Total Food & Drug Retailing                                        $              6,444,650
              Household & Personal Products - 2.2 %
              Household Products - 1.7 %
     337,000  Nu Skin Enterprises, Inc.                                          $              8,701,340
              Personal Products - 0.5 %
     100,000  NBTY, Inc. *                                                       $              2,393,000
              Total Household & Personal Products                                $             11,094,340
              Health Care Equipment & Services - 7.1 %
              Health Care Distributors - 2.4 %
      87,000  Amerigroup Corp. *                                                 $              4,466,580
     224,800  Cross Country Healthcares, Inc. *  (b)                                            3,333,784
     144,100  Chattem, Inc. *                                                                   4,393,609
                                                                                 $             12,193,973
              Health Care Equipment - 0.5 %
      62,100  Analogic Corp.                                                     $              2,560,383
              Health Care Facilities - 0.9 %
      69,500  Sunrise Senior Living, Inc. * (b)                                  $              2,461,690
      57,700  Triad Hospitals, Inc. *                                                           1,834,283
                                                                                 $              4,295,973
              Health Care Services - 2.1 %
     121,050  Pediatrix Medical Group, Inc. *                                    $              8,485,605
     122,200  Providence Service Corp. *                                                        2,016,300
                                                                                 $             10,501,905
              Managed Health Care - 1.2 %
     183,600  PacifiCare Health Systems *                                        $              5,987,196
              Total Health Care Equipment & Services                             $             35,539,430
              Pharmaceuticals & Biotechnology - 0.5 %
              Biotechnology - 0.5 %
     366,600  Kendle International, Inc. *                                       $              2,331,576
              Total Pharmaceuticals & Biotechnology                              $              2,331,576
              Banks - 7.8 %
              Diversified Banks - 3.5 %
      86,900  Banner Corp.                                                       $              2,473,174
     260,100  BankAtlantic Bancorp, Inc.                                                        4,606,371
     217,400  Provident Financial Services, Inc. (b)                                            3,882,764
     403,200  Texas Capital Bancshares, Inc. *                                                  6,826,176
                                                                                 $             17,788,485
              Regional Banks - 3.7 %
     134,100  Alliance Bankshares Corp. *                                        $              1,955,178
     519,800  Cardinal Financial Corp. *                                                        4,537,854
      78,100  City National Corp.                                                               5,153,038
     403,000  Sterling Bancshares, Inc.                                                         5,416,320
      33,850  Whitney Holding Corp.                                                             1,394,620
                                                                                 $             18,457,010
              Thrifts & Mortgage Finance - 0.6 %
      18,700  BankUnited Financial Corp. *                                       $                528,836
     190,400  First Niagara Financial Group, Inc.                                               2,397,136
                                                                                 $              2,925,972
              Total Banks                                                        $             39,171,467
              Diversified Financials -6.5 %
              Consumer Finance - 0.9 %
     530,600  Medallion Financial Corp.                                          $              4,510,100
              Consumer Finance - 2.0 %
     152,600  Advanta Corp.                                                      $              3,426,023
     150,600  Advanta Corp. (Class B)                                                           3,539,100
     397,440  Rewards Network, Inc. * (b)                                                       2,801,952
                                                                                 $              9,767,075
              Investment Banking & Brokerage - 2.8 %
     122,400  A.G. Edwards, Inc.                                                 $              4,257,072
     483,100  American AAdvantage Money Market Select Fund *                                    6,777,893
      63,800  Piper Jaffray Co's. *                                                             2,749,780
                                                                                 $             13,784,745
              Specialized Finance - 0.8 %
     124,800  Financial Federal Corp. * (b)                                      $              4,150,848
              Total Diversified Financials                                       $             32,212,768
              Insurance - 3.6 %
              Life & Health Insurance - 0.4 %
      87,200  FBL Financial Group, Inc.                                          $              2,254,120
              Property & Casualty Insurance - 2.6 %
      85,600  American Safety Insurance Group, Ltd. *                            $                951,872
     141,700  IPC Holdings Ltd.                                                                 5,142,293
     325,700  Quanta Capital Holdings (144A) *                                                  3,009,468
      63,600  RLI Corp.                                                                         2,352,564
      41,000  Selective Insurance Group, Inc. (b)                                               1,415,730
                                                                                 $             12,871,927
              Reinsurance - 0.6 %
     128,400  Odyssey Re Holdings Corp. (b)                                      $              2,817,096
              Total Insurance                                                    $             17,943,143
              Real Estate - 5.1 %
              Real Estate Management & Development - 0.8 %
      77,800  Corrections Corporation of America *                               $              2,694,992
      52,500  Levitt Corp.                                                                      1,181,775
                                                                                 $              3,876,767
              Real Estate Investment Trusts - 4.3 %
     149,159  BioMed Property Trust, Inc. *                                      $              2,647,572
     200,400  Capital Trust, Inc. *                                                             5,400,780
      38,900  Entertainment Properties Trust                                                    1,452,915
     344,355  Provident Senior Living *                                                         5,165,325
      86,400  Universal Health Realty, Inc.                                                     2,530,656
     156,100  Ventas, Inc.                                                                      4,269,335
                                                                                 $             21,466,583
              Total Real Estate                                                  $             25,343,350
              Software & Services - 3.9 %
              Application Software - 0.7 %
     264,350  SPSS, Inc. *                                                       $              3,648,030
              Data Processing & Outsourced Services - 0.9 %
     335,100  Pegusus Systems, Inc. *  (b)                                       $              4,198,803
              Internet Software & Services - 0.9 %
     158,300  Internet Security Systems, Inc *                                   $              2,277,937
     227,800  PEC Solutions, Inc. *                                                             2,398,734
                                                                                 $              4,676,671
              Systems Software - 1.4 %
     494,000  Borland Software Corp. *                                           $              4,016,220
     142,000  Netiq Corp. *                                                                     1,366,040
     110,000  Sybase, Inc. *                                                                    1,466,300
                                                                                 $              6,848,560
              Total Software & Services                                          $             19,372,064
              Technology Hardware & Equipment - 3.1 %
              Communications Equipment - 1.5 %
      65,000  Black Box Corp. *                                                  $              2,355,600
     950,200  Remec, Inc. *                                                                     4,931,538
                                                                                 $              7,287,138
              Computer Storage & Peripherals - 0.6 %
      69,250  Applied Films Corp. *                                              $              1,378,075
      92,100  Electronics for Imaging, Inc. *                                                   1,830,948
                                                                                 $              3,209,023
              Electronic Equipment & Instruments - 0.5 %
     236,600  Planar Systems, Inc. *                                             $              2,687,776
              Technology Distributors - 0.5 %
      62,000  Tech Data Corp. *                                                  $              2,334,920
              Total Technology Hardware & Equipment                              $             15,518,857
              Semiconductors - 0.7 %
              Semiconductor Equipment - 0.5 %
      74,600  Advanced Energy Industries, Inc *                                  $                728,096
      59,000  Brooks Automation, Inc. *                                                           733,370
      73,800  Photronics, Inc. * (b)                                                            1,059,030
                                                                                 $              2,520,496
              Semiconductors - 0.2 %
     153,000  HI/FN, Inc. * (b)                                                  $              1,184,220
              Total Semiconductors                                               $              3,704,716
              Telecommunication Services - 0.8 %
              Wireless Telecommunication Services - 0.8 %
     486,900  Boston Communications Group, Inc. *                                $              3,822,165
              Total Telecommunication Services                                   $              3,822,165
              Utilities - 4.6 %
              Gas Utilities - 3.7 %
     112,100  AGL Resources, Inc.                                                $              3,417,929
     151,700  NUI Corp. (b)                                                                     2,029,746
     125,600  People's Energy Corp.                                                             5,218,680
     220,800  Southwestern Energy Co. *                                                         7,853,856
                                                                                 $             18,520,211
              Multi-Utilities & Unregulated Power - 0.5 %
      47,200  Energen Corp.                                                      $              2,239,167
              Utilities - 0.4 %
      62,500  UGI Corp.                                                          $              2,135,000
              Total Utilities                                                    $             22,894,378
              TOTAL COMMON STOCKS
              (Cost   $375,001,231)                                              $            459,446,212

              EXCHANGE TRADED FUND - 0.8%
      24,100  Russell 2000 Value Exchange Traded Fund                            $              3,996,985
              TOTAL EXCHANGE TRADED FUND
              (Cost  2,829,567 )                                                 $              3,996,985
 Principal
   Amount                                                                                  Value
              TEMPORARY CASH INVESTMENTS - 7.3 %
              Repurchase Agreement - 7.3 %
 $36,400,000  UBS Warburg, Inc., 1.45%, dated 8/31/04, repurchase price of $36,400,000 plus accrued interest on 9/1/04 collateralized by $5,867,000 U.S. Treasury
              Bond, 9.375%, 2/15/06 and $28,870,000 U.S. Treasury Bond, 5.875%, 1$             36,400,000
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost   $36,400,000)                                               $             36,400,000

              TOTAL INVESTMENT IN SECURITIES - 100.2%
              (Cost   $414,230,798)(a)                                           $            499,843,197

              OTHER ASSETS AND LIABILITIES - (0.2)%                              $              (764,336)

              TOTAL NET ASSETS - 100.0%                                          $            499,078,861

          *   Non-income producing security.

       144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At August 31, 2004, the value of these securities amounted to
              $3,009,468 or 0.6% of net assets.

        (a)   At August 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $414,707,618 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                          $      95,222,890

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                                (10,087,311)

              Net unrealized gain                                                $      85,135,579

        (b)   At August 31, 2004, the following securities were out on loan:

                                                                                          Market
   Shares                                 Description                                      Value
     129,405  Cross Country Healthcares, Inc. *                                  $              1,919,076
     307,000  Domtar, Inc.                                                                      3,708,560
      97,100  Financial Federal Corp. *                                                         3,229,546
     155,680  Fresh Del Monte Produce, Inc.                                                     4,035,226
     192,850  Gartner Group, Inc. *                                                             2,304,558
     150,000  Glamis Gold Ltd. *                                                                2,496,000
     137,180  HI/FN, Inc. *                                                                     1,061,773
     624,300  IAMGOLD Corp.                                                                     4,700,979
      83,800  NUI Corp.                                                                         1,121,244
     121,980  Odyssey Re Holdings Corp.                                                         2,676,241
      62,000  Pegusus Systems, Inc. *                                                             776,860
      66,200  Photronics, Inc. *                                                                  949,970
     122,200  Provident Financial Services, Inc.                                                2,182,492
     313,700  Rent-Way, Inc. *                                                                  2,290,010
     238,445  Rewards Network, Inc. *                                                           1,681,037
      38,500  School Specialty, Inc. *                                                          1,364,825
      36,290  Selective Insurance Group, Inc.                                                   1,253,094
      66,025  Sunrise Senior Living, Inc. *                                                     2,338,606
              Total                                                              $             40,090,097




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2004

* Print the name and title of each signing officer under his or her signature.